Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2015
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$72,829,480	$9,245,116	$1,120,101	$64,704,465	1.7%
Premiums:
Life insurance	$275,075	$71,763	$5,606	$208,918	2.7%
Accident and health insurance	777,369	93,214	154,468	838,623	18.4%
Total earned premiums	$1,052,444	$164,977	$160,074	$1,047,541	15.3%
Benefits:
Life insurance	$355,074	$206,962	$17,301	$165,413	10.5%
Accident and health insurance	609,412	173,444	148,203	584,171	25.4%
Total policyholder benefits	$964,486	$380,406	$165,504	$749,584	22.1%
Union Security Insurance Company
for the year ended December 31, 2014
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$74,650,477	$10,021,852	$1,010,223	$65,638,848	1.5%
Premiums:
Life insurance	$279,488	$77,978	$4,831	$206,341	2.3%
Accident and health insurance	763,290	87,282	153,118	829,126	18.5%
Total earned premiums	$1,042,778	$165,260	$157,949	$1,035,467	15.3%
Benefits:
Life insurance	$374,582	$229,548	$19,317	$164,351	11.8%
Accident and health insurance	829,675	396,127	148,202	581,750	25.5%
Total policyholder benefits	$1,204,257	$625,675	$167,519	$746,101	22.5%
Union Security Insurance Company
for the year ended December 31, 2013
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$73,382,530	$10,129,336	$954,647	$64,207,841	1.5%
Premiums:
Life insurance	$275,659	$81,965	$4,983	$198,677	2.5%
Accident and health insurance	755,076	97,819	145,697	802,954	18.1%
Total earned premiums	$1,030,735	$179,784	$150,680	$1,001,631	15.0%
Benefits:
Life insurance	$380,798	$237,530	$20,624	$163,892	12.6%
Accident and health insurance	537,002	97,064	141,417	581,355	24.3%
Total policyholder benefits	$917,800	$334,594	$162,041	$745,247	21.7%